RESTRICTED CASH	12 Months Ended
Dec. 31, 2021
Disclosure Of Restricted Cash And Cash Equivalents [Abstract]
RESTRICTED CASH (Text Block)

  7. RESTRICTED CASH

The Company's restricted cash at December 31, 2021 consists of $18,147 (December 31, 2020 - $18,144; January 1, 2020 - $1,484,941), in credit card security deposits. The December 31, 2020 balance was related to the same item, and the January 1, 2020 balance was comprised of cash collateral for surety bonds held as a security for the Company's reclamation and remediation obligations (returned to the Company in 2020) and long-term credit card security deposits.